Consolidated Statement of Financial Position - SEK (kr) kr in Millions		Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	[1]	kr 3,362	kr 1,362
Treasuries/government bonds		22,266	8,344
Other interest-bearing securities except loans		33,551	53,906
Loans in the form of interest-bearing securities		50,780	43,627
Loans to credit institutions		31,315	27,010
Loans to the public		171,562	163,848
Derivatives		7,563	6,968
Tangible and intangible assets		145	134
Deferred tax assets		15	16
Other assets		12,853	9,334
Prepaid expenses and accrued revenues		1,987	2,747
Total assets		335,399	317,296
Liabilities and equity
Borrowing from credit institutions		3,486	3,678
Borrowing from the public		10,000
Debt securities issued		273,976	269,339
Derivatives		25,395	20,056
Other liabilities		455	2,466
Accrued expenses and prepaid revenues		1,924	2,582
Provisions		99	93
Total liabilities		315,335	298,214
Share capital		3,990	3,990
Reserves		(129)	(143)
Retained earnings		16,203	15,235
Total equity	[2],[3]	20,064	19,082
Total liabilities and equity		kr 335,399	kr 317,296

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See note 11.
[2]	See note 22.
[3]	The entire equity is attributable to the shareholder of the Parent Company.